Capital reorganization (the "SPAC Merger") (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 18, 2023	Feb. 14, 2023	Dec. 31, 2023
Capital reorganization (the "SPAC Merger")
Share based listing expenses			$ 106,017
Ordinary share price	$ 11.99
Share consideration			94,811
Net assets	$ (11,206)		11,206
Assets acquired			106,017
Fair value of the Earnout Shares			22,576
NETC
Capital reorganization (the "SPAC Merger")
Share based listing expenses			$ 106,000
Ordinary share price		$ 11,990,000	$ 11.99
Share consideration			$ 94,800
Net assets	$ 11,200		11,200
Assets acquired		$ 106,000
Fair value of the Earnout Shares			$ 22,600